Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

In accordance with rules adopted by the SEC, we are providing the following disclosure regarding executive “compensation actually paid” (“CAP”), presented in a manner consistent with the rules applicable to smaller reporting companies. The amounts in the table below are calculated in accordance with SEC rules and do not represent amounts actually earned or realized by our principal executive officer (“PEO”) or other NEOs.

(a) Year	(b) Summary compensation table total for PEO (1)	(c) Compensation actually paid to PEO (2)	(d) Average summary compensation table total for non-PEO NEOs (3)	Average compensation actually paid to non-PEO NEOs	(e) Value of Initial Fixed $100 Investment Based on the Total Shareholder Return of the Company (4)	(f) Net Income (Loss) (5)
2025	$559,115	$559,115	$410,370	$410,370	$51	$(43,166,886)
2024	$501,900	$227,900	$499,631	$499,631	$140	$(53,402,898)
2023	$550,784	$687,284	$741,998	$741,998	$190	$10,526,252

(1)	Our PEO is Corrado De Gasperis for all years shown in column (a).
(2)	CAP to our PEO reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below.

PEO Total Compensation Amount	$ 559,115	$ 501,900	$ 550,784
PEO Actually Paid Compensation Amount	$ 559,115	227,900	687,284
Adjustment To PEO Compensation, Footnote
Year	2023	2024	2025
Summary Compensation Table Total Compensation ($)	$550,784	$501,900	$559,115
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year ($)	—	—	—
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	136,500	(274,000)	—
Compensation Actually Paid ($)	$687,284	$227,900	$559,115

(3)	The following are included in the average figures shown:

2023	Kevin E. Kreisler, William J. McCarthy, David J. Winsness, and Rahul Bobbili
2024	Kevin E. Kreisler, William J. McCarthy, David J. Winsness, and Rahul Bobbili
2025	Judd B. Merrill, William J. McCarthy and David Winsness

Non-PEO NEO Average Total Compensation Amount	$ 410,370	499,631	741,998
Non-PEO NEO Average Compensation Actually Paid Amount	$ 410,370	499,631	741,998
Adjustment to Non-PEO NEO Compensation Footnote
CAP to our non-PEO NEOs reflects the respective amounts set forth in column (c) of the table above, adjusted as set forth in the table below.

Year	2023	2024	2025
Summary Compensation Table Total Compensation ($)	$741,998	$499,631	$410,370
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year that are Outstanding and Unvested at End of Year ($)	—	—	—
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years ($)	—	—	—
Compensation Actually Paid ($)	$741,998	$499,631	$410,370

(4)	Total shareholder return is determined based on the value of an initial fixed investment of $100 in our Common Stock as of December 31, 2023.
(5)	Reflects “Net Income” in the company’s audited financial statement included in our Annual Reports on Form 10-K for each of the years ended December 31, 2023, 2024 and 2025.

Compensation Actually Paid vs. Total Shareholder Return	Below are graphs showing the relationship of “compensation actually paid” to our PEO and non-PEO NEOs in 2023, 2024 and 2025 to (i) our TSR and (ii) our net income (loss).
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 51	140	190
Net Income (Loss)	$ (43,166,886)	$ (53,402,898)	10,526,252
Corrado De Gasperis [Member]
Pay vs Performance Disclosure
PEO Name	Corrado De Gasperis	Corrado De Gasperis
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(274,000)	136,500
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0